Goodwill and Intangible Assets - Expected Amortization Expense (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
2013	$ 574
2014	395
2015	276
Net Carrying Amount	$ 1,245	$ 2,038